Income Tax Expense (Details) - Schedule of deferred tax liabilities - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Liabilities [Abstract]
Balance brought forward		$ (13,668)
Exchange difference		13,668
Total